Offsets	Feb. 10, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	INCYTE CORP
Form or Filing Type	S-3
File Number	333-262591
Initial Filing Date	Feb. 08, 2022
Fee Offset Claimed	$ 328,097.16
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common stock, $.001 par value per share
Unsold Securities Associated with Fee Offset Claimed | shares	33,433,028
Termination / Withdrawal Statement	In accordance with Instruction 3.C.i, to Form S-3, the offering of 33,433,028 shares of Common Stock registered pursuant to the Registration Statement on Form S-3 (File No. 333-262591) and that remain unsold pursuant to such Registration Statement will be deemed terminated as of the date of effectiveness of the registration statement to which this Exhibit 107.1 relates.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	INCYTE CORP
Form or Filing Type	S-3
File Number	333-229682
Filing Date	Feb. 14, 2019
Fee Paid with Fee Offset Source	$ 981.36
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	INCYTE CORP
Form or Filing Type	S-3
File Number	333-209694
Filing Date	Mar. 10, 2017
Fee Paid with Fee Offset Source	$ 327,115.80